Consolidation Of Variable Interest Entities (Estimated Maximum Exposure To Loss) (Details) - USD ($) $ in Thousands		Nov. 30, 2014	Nov. 30, 2013
Variable Interest Entity [Line Items]
Letters of credit outstanding, amount		$ 424,553
Lennar Homebuilding [Member]
Variable Interest Entity [Line Items]
Investments in Unconsolidated VIEs	[1]	656,837	$ 716,949
Rialto Investments [Member]
Variable Interest Entity [Line Items]
Investments in Unconsolidated VIEs	[1]	175,700	154,573
Investments held-to-maturity		17,290	16,070
Lennar Multifamily [Member]
Variable Interest Entity [Line Items]
Investments in Unconsolidated VIEs		105,674	46,301
Lennar Homebuilding Unconsolidated VIE [Member] | Commitments [Member]
Variable Interest Entity [Line Items]
Lennar's maximum exposure to loss		70,000	90,500
Lennar Homebuilding Unconsolidated VIE [Member] | Recourse Debt [Member]
Variable Interest Entity [Line Items]
Lennar's maximum exposure to loss			15,000
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Investments in Unconsolidated VIEs		183,201	245,987
Lennar's maximum exposure to loss		277,421	380,710
Variable Interest Entity, Primary Beneficiary [Member] | Lennar Homebuilding [Member]
Variable Interest Entity [Line Items]
Investments in Unconsolidated VIEs	[2]	124,311	195,720
Lennar's maximum exposure to loss	[2]	194,321	301,315
Variable Interest Entity, Primary Beneficiary [Member] | Rialto Investments [Member]
Variable Interest Entity [Line Items]
Investments in Unconsolidated VIEs	[3]	17,290	24,393
Lennar's maximum exposure to loss	[3]	17,290	24,393
Variable Interest Entity, Primary Beneficiary [Member] | Lennar Multifamily [Member]
Variable Interest Entity [Line Items]
Investments in Unconsolidated VIEs	[4]	41,600	25,874
Lennar's maximum exposure to loss	[4]	65,810	55,002
Lennar Multifamily Unconsolidated VIE [Member]
Variable Interest Entity [Line Items]
Letters of credit outstanding, amount		$ 23,391	$ 28,000

[1]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.
[2]	At November 30, 2014, the maximum exposure to loss of Lennar Homebuilding’s investments in unconsolidated VIEs was limited to its investment in the unconsolidated VIEs, except with regard to $70.0 million remaining commitment to fund an unconsolidated entity for further expenses up until the unconsolidated entity obtains permanent financing. At November 30, 2013, the maximum exposure to loss of Lennar Homebuilding’s investments in unconsolidated entities was limited to its investment in the unconsolidated VIEs, except with regard to $90.5 million remaining commitment to fund an unconsolidated entity that was formed in 2013 for further expenses up until the unconsolidated entity obtains permanent financing and $15.0 million of recourse debt of an unconsolidated VIEs, which was included in the Company’s maximum recourse related to Lennar Homebuilding unconsolidated entities.
[3]	At both November 30, 2014 and 2013, the maximum recourse exposure to loss of Rialto’s investments in unconsolidated VIEs was limited to its investments in the unconsolidated entities. At November 30, 2014 and 2013, investments in unconsolidated VIEs and Lennar’s maximum exposure to loss included $17.3 million and $16.1 million, respectively, related to Rialto’s investments held-to-maturity.
[4]	At November 30, 2014 and 2013, the maximum exposure to loss of Lennar Multifamily's investments in unconsolidated VIEs was limited to its investments in the unconsolidated VIEs, except with regard to $23.4 million and $28.0 million, respectively, of letters of credit outstanding for certain of the unconsolidated VIEs that could be drawn upon in the event of default under their debt agreements.